Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2022	May 31, 2021	May 31, 2022	May 31, 2021	Nov. 30, 2021	Nov. 30, 2020
Revenue:
Revenue	$ 246,700		$ 446,700		$ 175,000
Operating expenses
Selling, general and administrative expenses	212,443	8,081	363,868	8,081	461,263
Total operating expenses	212,443	8,081	363,868	8,081	461,263
Loss from operations	34,257	(8,081)	82,832	(8,081)	(286,263)
Other expenses
Interest expense	(11,248)	(11,247)	(22,495)	(22,494)	(44,990)	(44,990)
Interest expense -related party	(36,147)	(21,189)	(72,295)	(42,378)	(110,071)	(84,755)
Total other expenses	(47,395)	(32,436)	(94,790)	(64,872)	(155,061)	(129,745)
Net loss	$ (13,138)	$ (40,517)	$ (11,958)	$ (72,953)	$ (441,324)	$ (129,745)
Net loss per common share: basic and diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.00)
Weighted average common shares outstanding: basic and diluted	45,597,826	43,107,680	45,302,198	43,107,680	43,915,714	43,107,680
Sale of Tokens [Member]
Revenue:
Revenue	$ 136,000		$ 336,000
Sale of Tokens - Related Party [Member]
Revenue:
Revenue	$ 110,700		$ 110,700